Financial Commitments - Summary of Non-cancellable Energy Purchase Commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments	€ 83,500	€ 60,100	€ 50,100
Within one year [member]
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments	41,500	39,100	36,400
Between 1 and 5 years [member]
Disclosure of commitments to purchase energy [line items]
Non-cancellable energy purchase commitments	€ 42,000	€ 21,000	€ 13,700